Operating costs - Operating costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Expense by nature [line items]
Excise duties	$ 7,719	$ 7,622	$ 7,715
Cost of sales	8,072	8,071	8,289
Marketing	3,662	3,691	3,663
Other operating items	4,176	2,506	3,056
Operating expenses	23,629	21,890	22,723
Increase in inventories	(470)	(112)	(615)
Raw materials and consumables	5,119	4,892	5,197
Marketing	3,662	3,691	3,663
Other external charges	3,428	3,002	3,301
Staff costs	2,488	2,314	2,197
Depreciation, amortisation and impairment	1,718	493	1,297
Gains on disposal of properties	(37)	1	(4)
Net foreign exchange losses	21	8	12
Other operating income	(19)	(21)	(40)
India
Expense by nature [line items]
Excise duties	1,797	1,845	1,950
United Kingdom
Expense by nature [line items]
Excise duties	1,513	1,463	1,314
United States
Expense by nature [line items]
Excise duties	798	738	825
Other
Expense by nature [line items]
Excise duties	$ 3,611	$ 3,576	$ 3,626